Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,427,734	$ 1,518,907	$ 1,298,871
Cost of revenue	(1,178,507)	(1,198,715)	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	95,610	143,081	87,858
Loss from changes in net realizable value of agricultural produce after harvest	6,439	(28,437)	1,838
Margin on manufacturing and agricultural activities before operating expenses	351,276	434,836	415,387
General and administrative expenses	(122,122)	(103,880)	(70,320)
Selling expenses	(161,134)	(153,482)	(129,092)
Other operating income, net	26,285	4,824	25,590
Profit from operations	94,305	182,298	241,565
Depreciation and amortization	(198,571)	(226,157)	(200,018)
Net (loss) gain from Fair value adjustment of investment property	3,312	(23,375)	10,620
Insurance recovery / impairment of assets destroyed by fire	11,295	(14,259)	0
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	(18,170)	42,529	(143,570)
Cost of revenue	16,792	(35,930)	108,028
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,911)	13,249	(13,314)
Loss from changes in net realizable value of agricultural produce after harvest	(294)	(2,597)	(736)
Margin on manufacturing and agricultural activities before operating expenses	(3,583)	17,251	(49,592)
General and administrative expenses	3,878	(5,833)	19,231
Selling expenses	2,849	(4,725)	21,713
Other operating income, net	(256)	(3,501)	(5,912)
Profit from operations	2,888	3,192	(14,560)
Depreciation and amortization	1,438	(2,913)	11,557
Net (loss) gain from Fair value adjustment of investment property	(54)	(4,650)	(755)
Insurance recovery / impairment of assets destroyed by fire	(58)	(97)
Operating segments
Disclosure of operating segments [line items]
Revenue	1,445,904	1,476,378	1,442,441
Cost of revenue	(1,195,299)	(1,162,785)	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	97,521	129,832	101,172
Loss from changes in net realizable value of agricultural produce after harvest	6,733	(25,840)	2,574
Margin on manufacturing and agricultural activities before operating expenses	354,859	417,585	464,979
General and administrative expenses	(126,000)	(98,047)	(89,551)
Selling expenses	(163,983)	(148,757)	(150,805)
Other operating income, net	26,541	8,325	31,502
Profit from operations	91,417	179,106	256,125
Depreciation and amortization	(200,009)	(223,244)	(211,575)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,725)	11,375
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Corporate
Disclosure of operating segments [line items]
Revenue		0	0
Cost of revenue		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Loss from changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0
General and administrative expenses		(25,452)	(23,061)
Selling expenses		736	(305)
Other operating income, net		294	(309)
Profit from operations		(24,422)	(23,675)
Depreciation and amortization		(1,523)	(1,275)
Net (loss) gain from Fair value adjustment of investment property		0	0
Insurance recovery / impairment of assets destroyed by fire		0
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue	757,889	768,424	720,134
Cost of revenue	(690,368)	(663,945)	(576,638)
Initial recognition and changes in fair value of biological assets and agricultural produce	38,497	88,666	6,736
Loss from changes in net realizable value of agricultural produce after harvest	7,342	(26,394)	2,730
Margin on manufacturing and agricultural activities before operating expenses	113,360	166,751	152,962
General and administrative expenses	(56,933)	(47,416)	(40,899)
Selling expenses	(88,109)	(75,689)	(81,345)
Other operating income, net	17,884	(15,272)	29,348
Profit from operations	(13,798)	28,374	60,066
Depreciation and amortization	(46,334)	(32,715)	(34,397)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,725)	11,375
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Farming | Crops
Disclosure of operating segments [line items]
Revenue	241,587	249,196	166,253
Cost of revenue	(231,429)	(226,333)	(143,879)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,748)	33,050	(10,327)
Loss from changes in net realizable value of agricultural produce after harvest	7,091	(22,436)	1,994
Margin on manufacturing and agricultural activities before operating expenses	15,501	33,477	14,041
General and administrative expenses	(19,794)	(20,139)	(9,913)
Selling expenses	(19,109)	(18,300)	(16,114)
Other operating income, net	12,346	(5,052)	15,285
Profit from operations	(11,056)	(10,014)	3,299
Depreciation and amortization	(5,783)	(6,399)	(5,421)
Net (loss) gain from Fair value adjustment of investment property	0	(638)	9,549
Insurance recovery / impairment of assets destroyed by fire	11,295	(14,259)
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	(5,929)	13,068	(50,659)
Cost of revenue	6,108	(12,424)	45,075
Initial recognition and changes in fair value of biological assets and agricultural produce	131	4,703	(5,465)
Loss from changes in net realizable value of agricultural produce after harvest	(276)	(2,656)	(736)
Margin on manufacturing and agricultural activities before operating expenses	34	2,691	(11,785)
General and administrative expenses	991	(1,517)	4,866
Selling expenses	638	(1,060)	6,336
Other operating income, net	(119)	252	(4,721)
Profit from operations	1,544	366	(5,304)
Depreciation and amortization	210	(701)	2,909
Net (loss) gain from Fair value adjustment of investment property	0	(50)	(650)
Insurance recovery / impairment of assets destroyed by fire	(58)	(97)
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Revenue	247,516	236,128	216,912
Cost of revenue	(237,537)	(213,909)	(188,954)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,879)	28,347	(4,862)
Loss from changes in net realizable value of agricultural produce after harvest	7,367	(19,780)	2,730
Margin on manufacturing and agricultural activities before operating expenses	15,467	30,786	25,826
General and administrative expenses	(20,785)	(18,622)	(14,779)
Selling expenses	(19,747)	(17,240)	(22,450)
Other operating income, net	12,465	(5,304)	20,006
Profit from operations	(12,600)	(10,380)	8,603
Depreciation and amortization	(5,993)	(5,698)	(8,330)
Net (loss) gain from Fair value adjustment of investment property	0	(588)	10,199
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Farming | Rice
Disclosure of operating segments [line items]
Revenue	214,216	260,440	230,192
Cost of revenue	(191,870)	(218,295)	(170,258)
Initial recognition and changes in fair value of biological assets and agricultural produce	16,412	53,436	(4,301)
Loss from changes in net realizable value of agricultural produce after harvest	(43)	(6,555)	0
Margin on manufacturing and agricultural activities before operating expenses	38,715	89,026	55,633
General and administrative expenses	(20,306)	(18,280)	(11,273)
Selling expenses	(32,007)	(32,506)	(26,449)
Other operating income, net	5,387	(18,340)	7,218
Profit from operations	(8,211)	19,900	25,129
Depreciation and amortization	(21,787)	(15,855)	(10,812)
Net (loss) gain from Fair value adjustment of investment property	3,312	(22,737)	1,071
Insurance recovery / impairment of assets destroyed by fire	0	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	(2,868)	12,242	(26,155)
Cost of revenue	2,323	(10,029)	8,064
Initial recognition and changes in fair value of biological assets and agricultural produce	(686)	7,656	(1,813)
Loss from changes in net realizable value of agricultural produce after harvest	(18)	59	0
Margin on manufacturing and agricultural activities before operating expenses	(1,249)	9,928	(19,904)
General and administrative expenses	892	(1,255)	4,436
Selling expenses	1,130	(1,735)	6,958
Other operating income, net	(139)	(4,288)	(252)
Profit from operations	634	2,650	(8,762)
Depreciation and amortization	597	(1,057)	4,342
Net (loss) gain from Fair value adjustment of investment property	(54)	(4,600)	(105)
Insurance recovery / impairment of assets destroyed by fire	0	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Revenue	217,084	248,198	256,347
Cost of revenue	(194,193)	(208,266)	(178,322)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,098	45,780	(2,488)
Loss from changes in net realizable value of agricultural produce after harvest	(25)	(6,614)	0
Margin on manufacturing and agricultural activities before operating expenses	39,964	79,098	75,537
General and administrative expenses	(21,198)	(17,025)	(15,709)
Selling expenses	(33,137)	(30,771)	(33,407)
Other operating income, net	5,526	(14,052)	7,470
Profit from operations	(8,845)	17,250	33,891
Depreciation and amortization	(22,384)	(14,798)	(15,154)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,137)	1,176
Insurance recovery / impairment of assets destroyed by fire	0	0
Farming | Dairy
Disclosure of operating segments [line items]
Revenue	283,916	301,317	180,119
Cost of revenue	(250,277)	(255,247)	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	21,922	15,429	8,050
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	55,561	61,499	33,696
General and administrative expenses	(14,398)	(12,687)	(6,955)
Selling expenses	(34,146)	(29,593)	(17,176)
Other operating income, net	(112)	4,614	912
Profit from operations	6,905	23,833	10,477
Depreciation and amortization	(17,395)	(13,247)	(7,061)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	(9,373)	17,219	(66,756)
Cost of revenue	8,361	(13,477)	54,889
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,356)	890	(6,036)
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	(2,368)	4,632	(17,903)
General and administrative expenses	552	(918)	3,456
Selling expenses	1,079	(1,915)	8,312
Other operating income, net	(5)	530	(960)
Profit from operations	(742)	2,329	(7,095)
Depreciation and amortization	562	(1,028)	3,852
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Revenue	293,289	284,098	246,875
Cost of revenue	(258,638)	(241,770)	(209,362)
Initial recognition and changes in fair value of biological assets and agricultural produce	23,278	14,539	14,086
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	57,929	56,867	51,599
General and administrative expenses	(14,950)	(11,769)	(10,411)
Selling expenses	(35,225)	(27,678)	(25,488)
Other operating income, net	(107)	4,084	1,872
Profit from operations	7,647	21,504	17,572
Depreciation and amortization	(17,957)	(12,219)	(10,913)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(38,706)	(27,595)	(16,588)
Selling expenses	(378)	721	(198)
Other operating income, net	(249)	299	(288)
Profit from operations	(39,333)	(26,575)	(17,074)
Depreciation and amortization	(1,974)	(1,650)	(821)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	1,443	(2,143)	6,473
Selling expenses	2	(15)	107
Other operating income, net	7	5	21
Profit from operations	1,452	(2,153)	6,601
Depreciation and amortization	69	(127)	454
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(40,149)	(25,452)	(23,061)
Selling expenses	(380)	736	(305)
Other operating income, net	(256)	294	(309)
Profit from operations	(40,785)	(24,422)	(23,675)
Depreciation and amortization	(2,043)	(1,523)	(1,275)
Net (loss) gain from Fair value adjustment of investment property	0	0	$ 0
Insurance recovery / impairment of assets destroyed by fire	$ 0	$ 0